UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER: 811-21484

EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER:	Calamos Strategic Total Return Fund

ADDRESS OF PRINCIPAL EXECUTIVE OFFICES:	2020 Calamos Court, Naperville Illinois 60563-2787

NAME AND ADDRESS OF AGENT FOR SERVICE:	John P. Calamos, Sr., Chairman, CEO and Co-CIO Calamos Advisors LLC, 2020 Calamos Court, Naperville, Illinois 60563-2787

REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE: (630) 245-7200

DATE OF FISCAL YEAR END: October 31, 2014

DATE OF REPORTING PERIOD: January 31, 2014

ITEM 1. SCHEDULE OF INVESTMENTS JANUARY 31, 2014 (UNAUDITED)

Calamos Strategic Total Return Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2014 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

CORPORATE BONDS (23.2%)
	Consumer Discretionary (3.6%)
899,000	Bon-Ton Department Stores, Inc.^µ 8.000%, 06/15/21	$872,030
	DISH DBS Corp.µ
9,202,000	5.875%, 07/15/22	9,230,756
6,395,000	5.125%, 05/01/20	6,406,991
2,483,000	Dufry Finance, SCAµ* 5.500%, 10/15/20	2,563,698
2,066,000	Golden Nugget Escrow, Inc.* 8.500%, 12/01/21	2,112,485
	Goodyear Tire & Rubber Company
3,386,000	7.000%, 05/15/22µ	3,694,972
854,000	8.250%, 08/15/20	950,609
	Icahn Enterprises, LP*
3,611,000	6.000%, 08/01/20	3,710,302
1,872,000	5.875%, 02/01/22	1,860,300
199,000	4.875%, 03/15/19	198,751
7,524,000	Jaguar Land Rover Automotive, PLCµ* 8.125%, 05/15/21	8,567,955
1,832,000	Liberty Interactive, LLCµ 8.250%, 02/01/30	1,949,935
	Meritage Homes Corp.µ
2,468,000	7.000%, 04/01/22	2,646,930
1,881,000	7.150%, 04/15/20	2,054,993
	Neiman Marcus Group LTD, LLC*
433,000	8.750%, 10/15/21^	455,733
342,000	8.000%, 10/15/21	358,886
3,386,000	Outerwall, Inc. 6.000%, 03/15/19	3,491,813
6,478,000	Royal Caribbean Cruises, Ltd.µ 7.500%, 10/15/27	6,927,411
4,480,000	Ryland Group, Inc.µ 5.375%, 10/01/22	4,320,400
	Sally Holdings, LLC / Sally Capital, Inc.
1,595,000	5.750%, 06/01/22µ	1,623,909
692,000	5.500%, 11/01/23	684,215
2,167,000	Service Corp. Internationalµ* 5.375%, 01/15/22	2,200,859

		66,883,933

	Consumer Staples (0.5%)
707,000	Alphabet Holding Company, Inc.* 7.750%, 11/01/17	732,629
	Post Holdings, Inc.µ
6,778,000	7.375%, 02/15/22	7,218,570
640,000	7.375%, 02/15/22*	682,000

		8,633,199

	Energy (6.2%)
4,641,000	Atwood Oceanics, Inc.µ 6.500%, 02/01/20	4,971,671
4,138,000	Berry Petroleum Company 6.375%, 09/15/22	4,215,588
1,761,000	Bonanza Creek Energy, Inc.µ 6.750%, 04/15/21	1,844,648
1,249,000	BreitBurn Energy Partners, LP / BreitBurn Finance Corp. 7.875%, 04/15/22	1,334,088

PRINCIPAL AMOUNT		VALUE

3,721,000	Bristow Group, Inc.µ 6.250%, 10/15/22	$3,946,586
4,702,000	Calfrac Holdings, LPµ* 7.500%, 12/01/20	4,893,019
	Calumet Specialty Products Partners, LP
1,806,000	7.625%, 01/15/22	1,910,974
1,949,000	9.375%, 05/01/19µ	2,165,826
2,257,000	9.625%, 08/01/20µ	2,565,927
	Carrizo Oil & Gas, Inc.µ
2,283,000	7.500%, 09/15/20	2,499,885
2,107,000	8.625%, 10/15/18	2,280,828
8,276,000	Cimarex Energy Companyµ 5.875%, 05/01/22	8,870,837
5,342,000	Drill Rigs Holdings, Inc.µ* 6.500%, 10/01/17	5,722,617
2,107,000	Energy Transfer Equity, LP 5.875%, 01/15/24	2,109,634
677,000	Forum Energy Technologies, Inc.µ* 6.250%, 10/01/21	713,389
8,276,000	Gulfmark Offshore, Inc.µ 6.375%, 03/15/22	8,369,105
6,019,000	Holly Energy Partners, LPµ 6.500%, 03/01/20	6,312,426
9,781,000	Linn Energy, LLCµ* 7.000%, 11/01/19	9,946,054
1,881,000	Midstates Petroleum Company, Inc. / Midstates Petroleum Company, LLCµ 10.750%, 10/01/20	2,047,939
	Oasis Petroleum, Inc.µ
3,736,000	6.500%, 11/01/21^	3,995,185
1,129,000	6.875%, 01/15/23	1,215,086
1,858,000	Pioneer Energy Services Corp.µ 9.875%, 03/15/18	1,965,996
4,890,000	SEACOR Holdings, Inc.µ 7.375%, 10/01/19	5,382,056
3,009,000	SESI, LLCµ 7.125%, 12/15/21	3,336,229
2,257,000	SM Energy Companyµ 6.500%, 11/15/21	2,407,937
4,890,000	Swift Energy Companyµ 8.875%, 01/15/20	5,198,681
2,513,000	Trinidad Drilling, Ltd.µ* 7.875%, 01/15/19	2,696,763
9,517,000	W&T Offshore, Inc.µ 8.500%, 06/15/19	10,183,190
1,618,000	Western Refining, Inc.µ 6.250%, 04/01/21	1,650,360

		114,752,524

	Financials (1.5%)
3,837,000	AON Corp.µ 8.205%, 01/01/27	4,691,078
828,000	DuPont Fabros Technology, LP 5.875%, 09/15/21	859,050
6,546,000	Jefferies Finance, LLCµ* 7.375%, 04/01/20	6,877,391
2,031,000	Michael Baker International, LLC / CDL Acquisition Company, Inc.µ* 8.250%, 10/15/18	2,108,432
8,276,000	Neuberger Berman Group LLCµ* 5.875%, 03/15/22	8,731,180

See accompanying Notes to Schedule of Investments

Calamos Strategic Total Return Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2014 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

	Nuveen Investments, Inc.*
2,483,000	9.500%, 10/15/20^	$2,562,146
2,483,000	9.125%, 10/15/17	2,545,075

		28,374,352

	Health Care (2.1%)
	Community Health Systems, Inc.
9,254,000	7.125%, 07/15/20µ	9,895,996
903,000	6.875%, 02/01/22*	928,397
4,138,000	Endo Health Solutions, Inc. 7.000%, 07/15/19	4,425,074
5,959,000	Hologic, Inc.µ 6.250%, 08/01/20	6,238,328
1,625,000	Salix Pharmaceuticals, Ltd.µ* 6.000%, 01/15/21	1,699,141
	Valeant Pharmaceuticals International, Inc.µ*
6,771,000	7.000%, 10/01/20	7,321,144
2,784,000	7.250%, 07/15/22	3,036,300
2,310,000	7.500%, 07/15/21	2,578,537
1,354,000	VPII Escrow Corp.µ* 6.750%, 08/15/18	1,487,708

		37,610,625

	Industrials (2.9%)
4,567,000	ACCO Brands Corp.^ 6.750%, 04/30/20	4,544,165
8,276,000	Belden, Inc.µ* 5.500%, 09/01/22	8,125,997
3,822,000	Deluxe Corp.µ 6.000%, 11/15/20	3,958,159
1,584,000	Garda World Security Corp.* 7.250%, 11/15/21	1,634,490
3,465,000	H&E Equipment Services, Inc.µ 7.000%, 09/01/22	3,774,684
4,424,000	Navistar International Corp.µ 8.250%, 11/01/21	4,570,545
5,868,000	Rexel, SAµ* 6.125%, 12/15/19	6,143,063
	Terex Corp.µ
6,019,000	6.500%, 04/01/20	6,477,949
1,038,000	6.000%, 05/15/21	1,078,871
1,050,000	TransDigm, Inc.µ 7.750%, 12/15/18	1,124,813
1,730,000	United Continental Holdings, Inc.^ 6.375%, 06/01/18	1,817,581
8,652,000	United Rentals North America, Inc.µ 7.625%, 04/15/22	9,760,537

		53,010,854

	Information Technology (1.6%)
737,000	ACI Worldwide, Inc.µ* 6.375%, 08/15/20	760,953
2,257,000	Activision Blizzard, Inc.µ* 5.625%, 09/15/21	2,338,816
	Amkor Technology, Inc.µ
3,386,000	6.625%, 06/01/21^	3,542,602
2,317,000	6.375%, 10/01/22	2,379,269
1,273,000	ConvaTec Finance International, SA^* 8.250%, 01/15/19	1,315,168
3,423,000	iGATE Corp.^ 9.000%, 05/01/16	3,630,519
4,890,000	Nuance Communications, Inc.µ* 5.375%, 08/15/20	4,792,200

PRINCIPAL AMOUNT		VALUE

602,000	NXP Semiconductors, NV* 5.750%, 03/15/23	$604,258
1,688,000	Sanmina Corp.µ* 7.000%, 05/15/19	1,796,665
2,648,000	Sungard Data Systems, Inc.µ 6.625%, 11/01/19	2,780,400
5,267,000	ViaSat, Inc.^µ 6.875%, 06/15/20	5,563,269

		29,504,119

	Materials (2.3%)
926,000	Chemtura Corp.µ 5.750%, 07/15/21	947,992
9,405,000	FMG Resources^* 8.250%, 11/01/19	10,392,525
4,138,000	FQM (Akubra), Inc.µ* 8.750%, 06/01/20	4,719,906
2,408,000	INEOS Group Holdings, SA^* 6.125%, 08/15/18	2,475,725
	New Gold, Inc.µ*
6,019,000	7.000%, 04/15/20	6,150,666
1,580,000	6.250%, 11/15/22	1,522,725
	Sealed Air Corp.µ*
3,935,000	8.125%, 09/15/19	4,407,200
1,256,000	5.250%, 04/01/23	1,242,655
1,204,000	Steel Dynamics, Inc.^ 5.250%, 04/15/23	1,222,060
4,356,000	Trinseo Op/ Trinseo Finance, Inc.* 8.750%, 02/01/19	4,470,345
4,097,000	United States Steel Corp.^ 6.875%, 04/01/21	4,324,896

		41,876,695

	Telecommunication Services (1.4%)
1,472,000	CenturyLink, Inc.µ 6.750%, 12/01/23	1,503,140
2,543,000	Frontier Communications Corp.µ 7.625%, 04/15/24	2,527,106
	Intelsat, SA*
8,276,000	7.750%, 06/01/21	8,901,872
602,000	8.125%, 06/01/23	653,923
3,348,000	MetroPCS Wireless, Inc.* 6.625%, 04/01/23	3,473,550
	Sprint Corp.*
4,800,000	7.875%, 09/15/23µ	5,130,000
2,227,000	7.125%, 06/15/24	2,250,662
1,516,000	7.250%, 09/15/21µ	1,635,385

		26,075,638

	Utilities (1.1%)
2,182,000	AES Corp.µ 7.375%, 07/01/21	2,419,293
6,132,000	AmeriGas Finance Corp.µ 7.000%, 05/20/22	6,668,550
	Calpine Corp.*
7,817,000	7.875%, 01/15/23µ	8,632,899
1,642,000	7.500%, 02/15/21	1,799,016

		19,519,758

	TOTAL CORPORATE BONDS (Cost $410,101,071)	426,241,697

See accompanying Notes to Schedule of Investments

Calamos Strategic Total Return Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2014 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

CONVERTIBLE BONDS (25.4%)
	Consumer Discretionary (4.6%)
6,000,000	Iconix Brand Group, Inc. 2.500%, 06/01/16	$7,854,780
	Jarden Corp.
8,300,000	1.500%, 06/15/19µ*	10,089,937
8,175,000	1.875%, 09/15/18^	11,455,668
25,000,000	Liberty Interactive, LLC (Time Warner Cable, Inc., Time Warner, Inc.)µ*§ 0.750%, 03/30/43	30,343,500
10,050,000	Liberty Media Corp.* 1.375%, 10/15/23	9,350,470
10,400,000	MGM Resorts International^µ 4.250%, 04/15/15	14,640,756

		83,735,111

	Financials (1.9%)
	Ares Capital Corp.
7,676,000	4.750%, 01/15/18	8,234,275
3,458,000	5.750%, 02/01/16µ	3,746,881
3,400,000	IAS Operating Partnership, LP* 5.000%, 03/15/18	3,241,169
	MGIC Investment Corp.
5,600,000	5.000%, 05/01/17	6,422,556
4,500,000	2.000%, 04/01/20	6,296,153
2,944,000	Portfolio Recovery Associates, Inc.µ* 3.000%, 08/01/20	3,188,220
3,500,000	Starwood Property Trust, Inc. 4.550%, 03/01/18	4,011,560

		35,140,814

	Health Care (4.6%)
	BioMarin Pharmaceutical, Inc.
7,082,000	0.750%, 10/15/18	7,589,425
5,815,000	1.500%, 10/15/20	6,313,026
24,200,000	Cubist Pharmaceuticals, Inc.^* 1.875%, 09/01/20	28,685,228
4,700,000	Hologic, Inc.^µ‡ 2.000%, 12/15/37	5,380,184
2,182,000	Illumina, Inc.* 0.250%, 03/15/16	4,017,018
8,416,000	Medidata Solutions, Inc.* 1.000%, 08/01/18	11,092,877
2,138,000	Molina Healthcare, Inc.* 1.125%, 01/15/20	2,314,471
15,000,000	WellPoint, Inc.µ 2.750%, 10/15/42	19,502,100

		84,894,329

	Industrials (1.5%)
2,569,000	Air Lease Corp.^ 3.875%, 12/01/18	3,534,610
2,000,000	Alliant Techsystems, Inc.µ 3.000%, 08/15/24	3,757,200
15,300,000	Trinity Industries, Inc.^µ 3.875%, 06/01/36	20,914,105

		28,205,915

	Information Technology (11.2%)
12,500,000	Concur Technologies, Inc.* 0.500%, 06/15/18	16,111,312

PRINCIPAL AMOUNT		VALUE

6,700,000	Cornerstone OnDemand, Inc.µ* 1.500%, 07/01/18	$8,459,286
2,528,000	Electronic Arts, Inc. 0.750%, 07/15/16	2,812,362
5,900,000	Finisar Corp.* 0.500%, 12/15/33	6,301,377
5,350,000	Infinera Corp.* 1.750%, 06/01/18	5,506,060
11,500,000	JDS Uniphase Corp.^* 0.625%, 08/15/33	11,786,408
9,900,000	Linear Technology Corp.^µ 3.000%, 05/01/27	10,888,812
9,900,000	Micron Technology, Inc.µ 1.875%, 06/01/14	15,965,977
12,500,000	Netsuite, Inc.^* 0.250%, 06/01/18	14,022,437
23,500,000	Salesforce.com, Inc.^µ* 0.250%, 04/01/18	27,127,695
38,000,000	SanDisk Corp.^µ* 0.500%, 10/15/20	37,891,700
19,100,000	ServiceNow, Inc.* 0.000%, 11/01/18	20,698,001
12,800,000	SINA Corp.* 1.000%, 12/01/18	11,892,480
	Workday, Inc.*
6,700,000	1.500%, 07/15/20	8,560,155
6,700,000	0.750%, 07/15/18µ	8,337,011

		206,361,073

	Materials (1.6%)
10,300,000	Cemex SAB de CV 4.875%, 03/15/15	12,456,923
10,500,000	Glencore Finance Europe, SAµ 5.000%, 12/31/14	11,704,443
4,000,000	RTI International Metals, Inc.µ 1.625%, 10/15/19	4,065,480

		28,226,846

	TOTAL CONVERTIBLE BONDS (Cost $425,374,701)	466,564,088

U.S. GOVERNMENT AND AGENCY SECURITY (0.1%)
1,768,000	United States Treasury Note~ 0.125%, 12/31/14 (Cost $1,768,000)	1,768,069

SYNTHETIC CONVERTIBLE SECURITIES (9.0%) ¤
Corporate Bonds (7.6%)
	Consumer Discretionary (1.2%)
296,000	Bon-Ton Department Stores, Inc.^µ 8.000%, 06/15/21	287,120
	DISH DBS Corp.µ
3,028,000	5.875%, 07/15/22	3,037,462
2,105,000	5.125%, 05/01/20	2,108,947
817,000	Dufry Finance, SCAµ* 5.500%, 10/15/20	843,553
680,000	Golden Nugget Escrow, Inc.* 8.500%, 12/01/21	695,300
	Goodyear Tire & Rubber Company
1,114,000	7.000%, 05/15/22µ	1,215,652
281,000	8.250%, 08/15/20	312,788

See accompanying Notes to Schedule of Investments

Calamos Strategic Total Return Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2014 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

	Icahn Enterprises, LP*
1,189,000	6.000%, 08/01/20	$1,221,697
616,000	5.875%, 02/01/22	612,150
66,000	4.875%, 03/15/19	65,918
2,476,000	Jaguar Land Rover Automotive, PLCµ* 8.125%, 05/15/21	2,819,545
603,000	Liberty Interactive, LLCµ 8.250%, 02/01/30	641,818
	Meritage Homes Corp.µ
812,000	7.000%, 04/01/22	870,870
619,000	7.150%, 04/15/20	676,258
	Neiman Marcus Group LTD, LLC*
142,000	8.750%, 10/15/21^	149,455
113,000	8.000%, 10/15/21	118,579
1,114,000	Outerwall, Inc. 6.000%, 03/15/19	1,148,813
2,132,000	Royal Caribbean Cruises, Ltd.µ 7.500%, 10/15/27	2,279,907
1,475,000	Ryland Group, Inc.µ 5.375%, 10/01/22	1,422,453
	Sally Holdings, LLC / Sally Capital, Inc.
525,000	5.750%, 06/01/22µ	534,516
228,000	5.500%, 11/01/23	225,435
713,000	Service Corp. Internationalµ* 5.375%, 01/15/22	724,141

		22,012,377

	Consumer Staples (0.2%)
233,000	Alphabet Holding Company, Inc.* 7.750%, 11/01/17	241,446
	Post Holdings, Inc.µ
2,231,000	7.375%, 02/15/22	2,376,015
210,000	7.375%, 02/15/22*	223,781

		2,841,242

	Energy (2.1%)
1,528,000	Atwood Oceanics, Inc.µ 6.500%, 02/01/20	1,636,870
1,362,000	Berry Petroleum Company 6.375%, 09/15/22	1,387,538
579,000	Bonanza Creek Energy, Inc.µ 6.750%, 04/15/21	606,503
411,000	BreitBurn Energy Partners, LP / BreitBurn Finance Corp. 7.875%, 04/15/22	438,999
1,225,000	Bristow Group, Inc.µ 6.250%, 10/15/22	1,299,266
1,548,000	Calfrac Holdings, LPµ* 7.500%, 12/01/20	1,610,888
	Calumet Specialty Products Partners, LP
743,000	9.625%, 08/01/20µ	844,698
641,000	9.375%, 05/01/19µ	712,311
594,000	7.625%, 01/15/22	628,526
	Carrizo Oil & Gas, Inc.µ
752,000	7.500%, 09/15/20	823,440
693,000	8.625%, 10/15/18	750,173
2,724,000	Cimarex Energy Companyµ 5.875%, 05/01/22	2,919,787
1,758,000	Drill Rigs Holdings, Inc.µ* 6.500%, 10/01/17	1,883,257
693,000	Energy Transfer Equity, LP 5.875%, 01/15/24	693,866

PRINCIPAL AMOUNT		VALUE

223,000	Forum Energy Technologies, Inc.µ* 6.250%, 10/01/21	$234,986
2,724,000	Gulfmark Offshore, Inc.µ 6.375%, 03/15/22	2,754,645
1,981,000	Holly Energy Partners, LPµ 6.500%, 03/01/20	2,077,574
3,219,000	Linn Energy, LLCµ* 7.000%, 11/01/19	3,273,321
619,000	Midstates Petroleum Company, Inc. / Midstates Petroleum Company, LLCµ 10.750%, 10/01/20	673,936
	Oasis Petroleum, Inc.µ
1,229,000	6.500%, 11/01/21^	1,314,262
371,000	6.875%, 01/15/23	399,289
612,000	Pioneer Energy Services Corp.µ 9.875%, 03/15/18	647,573
1,610,000	SEACOR Holdings, Inc.µ 7.375%, 10/01/19	1,772,006
991,000	SESI, LLCµ 7.125%, 12/15/21	1,098,771
743,000	SM Energy Companyµ 6.500%, 11/15/21	792,688
1,610,000	Swift Energy Companyµ 8.875%, 01/15/20	1,711,631
827,000	Trinidad Drilling, Ltd.µ* 7.875%, 01/15/19	887,474
3,133,000	W&T Offshore, Inc.µ 8.500%, 06/15/19	3,352,310
532,000	Western Refining, Inc.µ 6.250%, 04/01/21	542,640

		37,769,228

	Financials (0.5%)
1,263,000	AON Corp.µ 8.205%, 01/01/27	1,544,131
272,000	DuPont Fabros Technology, LP 5.875%, 09/15/21	282,200
2,154,000	Jefferies Finance, LLCµ* 7.375%, 04/01/20	2,263,046
669,000	Michael Baker International, LLC / CDL Acquisition Company, Inc.µ* 8.250%, 10/15/18	694,506
2,724,000	Neuberger Berman Group LLCµ* 5.875%, 03/15/22	2,873,820
	Nuveen Investments, Inc.*
817,000	9.500%, 10/15/20^	843,042
817,000	9.125%, 10/15/17	837,425

		9,338,170

	Health Care (0.7%)
	Community Health Systems, Inc.
3,046,000	7.125%, 07/15/20µ	3,257,316
297,000	6.875%, 02/01/22*	305,353
1,362,000	Endo Health Solutions, Inc. 7.000%, 07/15/19	1,456,489
1,961,000	Hologic, Inc.µ 6.250%, 08/01/20	2,052,922
535,000	Salix Pharmaceuticals, Ltd.µ* 6.000%, 01/15/21	559,409
	Valeant Pharmaceuticals International, Inc.µ*
2,229,000	7.000%, 10/01/20	2,410,106
916,000	7.250%, 07/15/22	999,013
760,000	7.500%, 07/15/21	848,350

See accompanying Notes to Schedule of Investments

Calamos Strategic Total Return Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2014 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

446,000	VPII Escrow Corp.µ* 6.750%, 08/15/18	$490,043

		12,379,001

	Industrials (0.9%)
1,503,000	ACCO Brands Corp.^ 6.750%, 04/30/20	1,495,485
2,724,000	Belden, Inc.µ* 5.500%, 09/01/22	2,674,628
1,258,000	Deluxe Corp.µ 6.000%, 11/15/20	1,302,816
521,000	Garda World Security Corp.* 7.250%, 11/15/21	537,607
1,140,000	H&E Equipment Services, Inc.µ 7.000%, 09/01/22	1,241,888
1,456,000	Navistar International Corp.µ 8.250%, 11/01/21	1,504,230
1,932,000	Rexel, SAµ* 6.125%, 12/15/19	2,022,563
	Terex Corp.µ
1,981,000	6.500%, 04/01/20	2,132,051
342,000	6.000%, 05/15/21	355,466
345,000	TransDigm, Inc.µ 7.750%, 12/15/18	369,581
570,000	United Continental Holdings, Inc.^ 6.375%, 06/01/18	598,856
2,848,000	United Rentals North America, Inc.µ 7.625%, 04/15/22	3,212,900

		17,448,071

	Information Technology (0.5%)
243,000	ACI Worldwide, Inc.µ* 6.375%, 08/15/20	250,898
743,000	Activision Blizzard, Inc.µ* 5.625%, 09/15/21	769,934
	Amkor Technology, Inc.µ
1,114,000	6.625%, 06/01/21^	1,165,522
763,000	6.375%, 10/01/22	783,506
419,000	ConvaTec Finance International, SA^* 8.250%, 01/15/19	432,879
1,127,000	iGATE Corp.^ 9.000%, 05/01/16	1,195,324
1,610,000	Nuance Communications, Inc.µ* 5.375%, 08/15/20	1,577,800
198,000	NXP Semiconductors, NV* 5.750%, 03/15/23	198,743
555,000	Sanmina Corp.µ* 7.000%, 05/15/19	590,728
872,000	Sungard Data Systems, Inc.µ 6.625%, 11/01/19	915,600
1,733,000	ViaSat, Inc.^µ 6.875%, 06/15/20	1,830,481

		9,711,415

	Materials (0.7%)
305,000	Chemtura Corp.µ 5.750%, 07/15/21	312,244
3,095,000	FMG Resources^* 8.250%, 11/01/19	3,419,975
1,362,000	FQM (Akubra), Inc.µ* 8.750%, 06/01/20	1,553,531
792,000	INEOS Group Holdings, SA^* 6.125%, 08/15/18	814,275

PRINCIPAL AMOUNT		VALUE

	New Gold, Inc.µ*
1,981,000	7.000%, 04/15/20	$2,024,334
520,000	6.250%, 11/15/22	501,150
	Sealed Air Corp.µ*
1,295,000	8.125%, 09/15/19	1,450,400
414,000	5.250%, 04/01/23	409,601
396,000	Steel Dynamics, Inc.^ 5.250%, 04/15/23	401,940
1,434,000	Trinseo Op/ Trinseo Finance, Inc.* 8.750%, 02/01/19	1,471,643
1,348,000	United States Steel Corp.^ 6.875%, 04/01/21	1,422,983

		13,782,076

	Telecommunication Services (0.5%)
484,000	CenturyLink, Inc.µ 6.750%, 12/01/23	494,239
837,000	Frontier Communications Corp.µ 7.625%, 04/15/24	831,769
	Intelsat, SA*
2,724,000	7.750%, 06/01/21	2,930,002
198,000	8.125%, 06/01/23	215,078
1,102,000	MetroPCS Wireless, Inc.* 6.625%, 04/01/23	1,143,325
	Sprint Corp.*
1,580,000	7.875%, 09/15/23µ	1,688,625
733,000	7.125%, 06/15/24	740,788
499,000	7.250%, 09/15/21µ	538,296

		8,582,122

	Utilities (0.3%)
718,000	AES Corp.µ 7.375%, 07/01/21	796,082
2,018,000	AmeriGas Finance Corp.µ 7.000%, 05/20/22	2,194,575
	Calpine Corp.*
2,573,000	7.875%, 01/15/23µ	2,841,557
541,000	7.500%, 02/15/21	592,733

		6,424,947

	TOTAL CORPORATE BONDS	140,288,649

U.S. GOVERNMENT AND AGENCY SECURITY (0.0%)
582,000	United States Treasury Note~ 0.125%, 12/31/14	582,023

NUMBER OF CONTRACTS		VALUE
PURCHASED OPTIONS (1.4%) #
	Consumer Discretionary (0.1%)
1,050	Michael Kors Holdings, Ltd. Call, 01/17/15, Strike $ 82.50	1,086,750

	Health Care (1.2%)
1,110	Celgene Corp. Call, 01/17/15, Strike $ 135.00	3,524,250
6,500	Gilead Sciences, Inc. Call, 01/17/15, Strike $ 60.00	16,071,250
380	Regeneron Pharmaceuticals, Inc. Call, 01/17/15, Strike $ 250.00	2,667,600

		22,263,100

See accompanying Notes to Schedule of Investments

Calamos Strategic Total Return Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2014 (UNAUDITED)

NUMBER OF CONTRACTS		VALUE

	Information Technology (0.1%)
550	Linkedin Corp. Call, 01/17/15, Strike $240.00	$1,509,750

	TOTAL PURCHASED OPTIONS	24,859,600

	TOTAL SYNTHETIC CONVERTIBLE SECURITIES (Cost $151,378,957)	165,730,272

NUMBER OF SHARES		VALUE
CONVERTIBLE PREFERRED STOCKS (8.6%)
	Consumer Staples (0.6%)
111,900	Bunge, Ltd. 4.875%	11,553,675

	Energy (2.4%)
	Chesapeake Energy Corp.*
33,074	5.750%	37,601,004
6,440	5.750%µ	7,418,075

		45,019,079

	Financials (1.3%)
515,000	MetLife, Inc.µ 5.000%	15,012,250
156,667	Weyerhaeuser Company^ 6.375%	8,397,351

		23,409,601

	Industrials (2.7%)
70,000	Stanley Black & Decker, Inc.^ 6.250%	7,122,500
650,000	United Technologies Corp.^ 7.500%	41,879,500

		49,002,000

	Telecommunication Services (1.0%)
127,000	Crown Castle International Corp. 4.500%	12,457,430
100,000	Intelsat, SA 5.750%	5,252,500

		17,709,930

	Utilities (0.6%)
230,000	NextEra Energy, Inc. 5.799%	12,190,000

	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $154,166,856)	158,884,285

COMMON STOCKS (71.0%)
	Consumer Discretionary (10.1%)
45,000	Amazon.com, Inc.^µ#	16,141,050
400,000	Carnival Corp.^µ	15,676,000
300,000	Comcast Corp. - Class Aµ	16,335,000
650,000	Ford Motor Company^	9,724,000
94,686	General Motors Company^µ#	3,416,271
245,000	Home Depot, Inc.µ	18,828,250
180,000	Las Vegas Sands Corp.^µ	13,773,600
123,000	McDonald’s Corp.µ	11,582,910

NUMBER OF SHARES			VALUE

22,573		Motors Liquidation Company#	$702,020
239,000		Nike, Inc. - Class B^µ	17,411,150
237,000		Starbucks Corp.µ	16,855,440
10,000	CHF	Swatch Group, AG	5,943,258
153,000		TJX Companies, Inc.^µ	8,776,080
320,000		Walt Disney Companyµ	23,235,200
60,000		Whirlpool Corp.~	7,998,000

			186,398,229

		Consumer Staples (4.9%)
905,000		Coca-Cola Companyµ	34,227,100
165,000		Costco Wholesale Corp.µ	18,539,400
145,000		Lorillard, Inc.	7,136,900
400,000		Mondelez International, Inc.~	13,100,000
120,000		Philip Morris International, Inc.^µ	9,376,800
125,000		Walgreen Company~	7,168,750

			89,548,950

		Energy (8.2%)
800,000		BP, PLC^µ	37,512,000
325,000		Chevron Corp.µ	36,279,750
185,000		Continental Resources, Inc.^#	20,387,000
60,000		Diamond Offshore Drilling, Inc.^µ	2,912,400
82,000		EOG Resources, Inc.^µ	13,549,680
365,000		Schlumberger, Ltd.	31,963,050
150,000	EUR	TOTAL, SAµ	8,557,750

			151,161,630

		Financials (16.7%)
345,000		Allstate Corp.^µ	17,664,000
165,000		American Express Company^µ	14,028,300
367,000		American International Group, Inc.µ	17,601,320
500,000		Bank of America Corp.^µ	8,375,000
943,000		Blackstone Group, LPµ	30,883,250
945,000		Citigroup, Inc.^µ	44,821,350
125,000		Discover Financial Servicesµ	6,706,250
125,000		First Republic Bank	6,066,250
180,000		Franklin Resources, Inc.^µ	9,361,800
75,000		Goldman Sachs Group, Inc.	12,309,000
985,000		JPMorgan Chase & Company	54,529,600
1,415,000		Och-Ziff Capital Management Group, LLC - Class A	19,781,700
185,000		T. Rowe Price Group, Inc.^µ	14,511,400
1,131,676		Wells Fargo & Company^µ	51,310,190

			307,949,410

		Health Care (5.2%)
300,000		Eli Lilly and Company^µ	16,203,000
275,000		Johnson & Johnson^µ	24,329,250
275,000		Merck & Company, Inc.^µ~	14,566,750
1,079,500		Pfizer, Inc.~	32,816,800
83,000		Zimmer Holdings, Inc.^	7,799,510

			95,715,310

		Industrials (9.4%)
440,000		Eaton Corp., PLC^µ	32,159,600
176,000		Fortune Brands Home & Security, Inc.^	7,930,560
2,600,000		General Electric Company^µ	65,338,000
450,000		Masco Corp.^µ	9,522,000
135,000	EUR	Siemens, AG^	17,079,387
157,000		Union Pacific Corp.^	27,355,680

See accompanying Notes to Schedule of Investments

Calamos Strategic Total Return Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2014 (UNAUDITED)

NUMBER OF SHARES			VALUE

135,000		United Parcel Service, Inc.	$12,856,050

			172,241,277

		Information Technology (12.3%)
200,000		Accenture, PLC - Class A^	15,976,000
161,000		Apple, Inc.µ	80,596,600
190,000		eBay, Inc.^µ#	10,108,000
12,500		Google, Inc.#	14,762,125
89,000		MasterCard, Inc. - Class A^µ	6,735,520
835,000		Microsoft Corp.~	31,604,750
300,000		Nintendo Company, Ltd.µ	4,467,570
2,200,000		Nokia Corp.^#	15,224,000
535,000		Oracle Corp.^~	19,741,500
195,000		QUALCOMM, Inc.^	14,472,900
135,000		VMware, Inc. - Class A^#	12,168,900

			225,857,865

		Materials (1.6%)
400,000		Dow Chemical Company^µ	18,204,000
210,000		Rio Tinto, PLC^µ	11,161,500

			29,365,500

		Telecommunication Services (2.6%)
890,000		AT&T, Inc.^µ	29,654,800
450,000	EUR	Orange, SAµ	5,570,655
261,000		Verizon Communications, Inc.^µ	12,533,220

			47,758,675

		TOTAL COMMON STOCKS (Cost $1,359,736,583)	1,305,996,846

WARRANTS (0.2%) #
		Consumer Discretionary (0.2%)
86,079		General Motors Company 07/10/16, Strike $10.00	2,294,005
86,079		General Motors Company 07/10/19, Strike $18.33	1,625,172

		TOTAL WARRANTS (Cost $12,751,492)	3,919,177

SHORT TERM INVESTMENT (0.8%)
14,292,958		Fidelity Prime Money Market Fund - Institutional Class (Cost $14,292,958)	14,292,958

NUMBER OF SHARES	VALUE

TOTAL INVESTMENTS (138.3%) (Cost $2,529,570,618)	$2,543,397,392

LIABILITIES, LESS OTHER ASSETS (-38.3%)	(703,978,720)

NET ASSETS (100.0%)	$1,839,418,672

NOTES TO SCHEDULE OF INVESTMENTS

^	Security, or portion of security, is on loan.
µ	Security, or portion of security, is held in a segregated account as collateral for note payable aggregating a total value of $1,208,881,974. $322,200,981 of the collateral has been re-registered by the counterparty, BNP (see Note 3 - Borrowings).
*	Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.
§	Securities exchangeable or convertible into securities of one or more entities that are different than the issuer. Each entity is identified in the parenthetical.
‡	Variable rate or step bond security. The rate shown is the rate in effect at January 31, 2014.
~	Security, or portion of security, is segregated as collateral (or potential collateral for future transactions) for swaps. The aggregate value of such securities is $5,226,324.
¤	The synthetic convertible securities strategy combines separate securities that together possess the economic characteristics similar to a convertible security.
#	Non-income producing security.

FOREIGN CURRENCY ABBREVIATIONS

CHF	Swiss Franc
EUR	European Monetary Unit

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

Calamos Strategic Total Return Fund

INTEREST RATE SWAPS

Counterparty	Fixed Rate (Fund Pays)	Floating Rate (Fund Receives)	Termination Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
BNP Paribas, SA	2.535% quarterly	3 month LIBOR	03/09/14	$90,000,000	$(527,355)
BNP Paribas, SA	2.970% quarterly	3 month LIBOR	07/03/14	75,000,000	(1,031,037)
BNP Paribas, SA	3.355% quarterly	3 month LIBOR	06/09/14	60,000,000	(948,450)
BNP Paribas, SA	0.934% quarterly	3 month LIBOR	07/05/17	52,000,000	40,510
BNP Paribas, SA	1.009% quarterly	3 month LIBOR	06/12/17	47,000,000	(126,902)

					$(2,593,234)

See accompanying Notes to Schedule of Investments

NOTE 1 — ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Organization. CALAMOS STRATEGIC TOTAL RETURN FUND (the “Fund”) was organized as a Delaware statutory trust on December 31, 2003 and is registered under the Investment Company Act of 1940 (the “1940 Act”) as a diversified, closed-end management investment company. The Fund commenced operations on March 26, 2004. The Fund’s investment objective is to provide total return through a combination of capital appreciation and current income. Under normal circumstances, the Fund invests primarily in common and preferred stocks and income producing securities such as investment grade and below investment grade debt securities.

Fund Valuation. The valuation of the Fund’s investments is in accordance with policies and procedures adopted by and under the ultimate supervision of the board of trustees.

Fund securities that are traded on U.S. securities exchanges, except option securities, are valued at the official closing price, which is the last current reported sales price on its principle exchange at the time each Fund determines its net asset value (“NAV”). Securities traded in the over-the-counter market and quoted on The NASDAQ Stock Market are valued at the NASDAQ Official Closing Price, as determined by NASDAQ, or lacking a NASDAQ Official Closing Price, the last current reported sale price on NASDAQ at the time a Fund determines its NAV. When a last sale or closing price is not available, equity securities, other than option securities, that are traded on a U.S. securities exchange and other equity securities traded in the over-the-counter market are valued at the mean between the most recent bid and asked quotations on its principle exchange in accordance with guidelines adopted by the board of trustees. Each option security traded on a U.S. securities exchange is valued at the mid-point of the consolidated bid/ask quote for the option security, also in accordance with guidelines adopted by the board of trustees. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued based on a quotation provided by the counterparty to such option under the ultimate supervision of the board of trustees.

Fixed income securities, certain convertible preferred securities, and non-exchange traded derivatives are normally valued by independent pricing services or by dealers or brokers who make markets in such securities. Valuations of such fixed income securities, certain convertible preferred securities, and non-exchange traded derivatives consider yield or price of equivalent securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data and do not rely exclusively upon exchange or over-the-counter prices.

Trading on European and Far Eastern exchanges and over-the-counter markets is typically completed at various times before the close of business on each day on which the New York Stock Exchange (“NYSE”) is open. Each security trading on these exchanges or over-the-counter markets may be valued utilizing a systematic fair valuation model provided by an independent pricing service approved by the board of trustees. The valuation of each security that meets certain criteria in relation to the valuation model is systematically adjusted to reflect the impact of movement in the U.S. market after the foreign markets close. Securities that do not meet the criteria, or that are principally traded in other foreign markets, are valued as of the last reported sale price at the time the Fund determines its NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading of foreign securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Fund’s NAV is not calculated.

If the pricing committee determines that the valuation of a security in accordance with the methods described above is not reflective of a fair value for such security, the security is valued at a fair value by the pricing committee, under the ultimate supervision of the board of trustees, following the guidelines and/or procedures adopted by the board of trustees.

The Fund also may use fair value pricing, pursuant to guidelines adopted by the board of trustees and under the ultimate supervision of the board of trustees, if trading in the security is halted or if the value of a security it holds is materially affected by events occurring before the Fund’s pricing time but after the close of the primary market or exchange on which the security is listed. Those procedures may utilize valuations furnished by pricing services approved by the board of trustees, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities.

When fair value pricing of securities is employed, the prices of securities used by a Fund to calculate its NAV may differ from market quotations or official closing prices. In light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security is accurate.

Investment Transactions. Investment transactions are recorded on a trade date basis as of January 31, 2014.

Foreign Currency Translation. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using a rate quoted by a major bank or dealer in the particular currency market, as reported by a recognized quotation dissemination service.

Option Transactions. For hedging and investment purposes, the Fund may purchase or write (sell) put and call options. One of the risks associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in value should the counterparty not perform under the contract. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

NOTE 2 — INVESTMENTS

The following information is presented on a federal income tax basis as of January 31, 2014. Differences between the cost basis under U.S. generally accepted accounting principles and federal income tax purposes are primarily due to temporary differences.

The cost basis of investments for federal income tax purposes at January 31, 2014 was as follows:

Cost basis of investments	$2,626,301,671

Gross unrealized appreciation	213,070,424
Gross unrealized depreciation	(295,974,703)

Net unrealized appreciation (depreciation)	$(82,904,279)

NOTE 3 — BORROWINGS

The Fund, with the approval of its board of trustees, including its independent trustees, has entered into a financing package that includes a Committed Facility Agreement (the “BNP Agreement”) with BNP Paribas Prime Brokerage International Ltd. (“BNP”) that allows the Fund to borrow up to $367.5 million and a lending agreement, as defined below. In addition, the financing package also includes a Credit Agreement (the “SSB Agreement”) with State Street Bank and Trust Company (“SSB”) that allows the Fund to borrow up to an initial limit of $367.5 million, and a related securities lending authorization agreement (“Authorized Agreement”). Borrowings under the BNP Agreement and the SSB Agreement are secured by assets of the Fund that are held with the Fund’s custodian in a separate account (the “pledged collateral”). BNP and SSB share an equal claim on the pledged collateral, subject to any adjustment that may be agreed upon between the lenders. Interest on the BNP agreement is charged at the three month LIBOR (London Inter-bank Offered Rate) plus .65% on the amount borrowed and .55% on the undrawn balance. Interest on the SSB agreement is charged on the drawn amount at the rate of Overnight LIBOR plus .80% and .10% on the undrawn balance (if the undrawn amount is more than 75% of the borrowing limit, the commitment fee is .20%). For the period ended January 31, 2014, the average borrowings under the Agreements were $700.0 million. For the period ended January 31, 2014, the average interest rate was 0.65%. As of January 31, 2014, the amount of total outstanding borrowings was $700.0 million, which approximates fair value. The interest rate applicable to the borrowings on January 31, 2014 was 0.89%.

The Lending Agreement with BNP is a separate side-agreement between the Fund and BNP pursuant to which BNP may borrow a portion of the pledged collateral (the “Lent Securities”) in an amount not to exceed the outstanding borrowings owed by the Fund to BNP under the BNP Agreement. The Lending Agreement is intended to permit the Fund to significantly reduce the cost of its borrowings under the Agreement. BNP may re-register the Lent Securities in its own name or in another name other than the Fund, and may pledge, re-pledge, sell, lend or otherwise transfer or use the Lent Securities with all attendant rights of ownership. (It is the Fund’s understanding that BNP will perform due diligence to determine the creditworthiness of any party that borrows Lent Securities from BNP.) The Fund may designate any security within the pledged collateral as ineligible to be a Lent Security, provided there are eligible securities within the pledged collateral in an amount equal to the outstanding borrowing owed by the Fund. During the period in which the Lent Securities are outstanding, BNP must remit payment to the Fund equal to the amount of all dividends, interest or other distributions earned or made by the Lent Securities.

Under the terms of the Lending Agreement with BNP, the Lent Securities are marked to market daily, and if the value of the Lent Securities exceeds the value of the then-outstanding borrowings owed by the Fund to BNP under the Agreement (the “Current Borrowings”), BNP must, on that day, either (1) return Lent Securities to the Fund’s custodian in an amount sufficient to cause the value of the outstanding Lent Securities to equal the Current Borrowings; or (2) post cash collateral with the Fund’s custodian equal to the difference between the value of the Lent Securities and the value of the Current Borrowings. If BNP fails to perform either of these actions as required, the Fund will recall securities, as discussed below, in an amount sufficient to cause the value of the outstanding Lent Securities to equal the Current Borrowings. The Fund can recall any of the Lent Securities and BNP shall, to the extent commercially possible, return such security or equivalent security to the Fund’s custodian no later than three business days after such request. If the Fund recalls a Lent Security pursuant to the Lending Agreement, and BNP fails to return the Lent Securities or equivalent securities in a timely fashion, BNP shall remain liable to the Fund’s custodian for the ultimate delivery of such Lent Securities, or equivalent securities, and for any buy-in costs that the executing broker for the sales transaction may impose with respect to the failure to deliver. The Fund shall also have the right to apply and set-off an amount equal to one hundred percent (100%) of the then-current fair market value of such Lent Securities against the Current Borrowings.

Under the terms of the Authorized Agreement with SSB, all securities lent through SSB must be secured continuously by collateral received in cash, cash equivalents, or U.S. Treasury bills and maintained on a current basis at an amount at least equal to the market value of the securities loaned. Cash collateral held by SSB on behalf of the Fund may be credited against the amounts borrowed under the SSB Agreement. Any amounts credited against the SSB Agreement would count against the Fund’s leverage limitations under the 1940 Act, unless otherwise covered in accordance with SEC release IC-10666. Under the terms of the Authorized Agreement with SSB, SSB will return the value of the collateral to the borrower upon the return of the lent securities, which will eliminate the credit against the SSB Agreement and will cause the amount drawn under the SSB Agreement to increase in an amount equal to the returned collateral. Under the terms of the securities Authorized Agreement with SSB, the Fund will make a variable “net income” payment related to any collateral credited against the SSB Agreement which will be paid to the securities borrower, less any payments due to the Fund or SSB under the terms of the Authorized Agreement. As of January 31, 2014, the Fund used approximately $240.1 million of its cash collateral to offset the SSB Agreement, representing 9.5% of managed assets, and was required to pay a “net income” payment equal to an annualized interest rate of 0.22%, which can fluctuate depending on interest rates.

NOTE 4 — INTEREST RATE SWAPS

The Fund engages in interest rate swaps primarily to hedge the interest rate risk on the Fund’s borrowings (see Note 3 — Borrowings). An interest rate swap is a contract that involves the exchange of one type of interest rate for another type of interest rate. If interest rates rise, resulting in a diminution in the value of the Fund’s portfolio, the Fund would receive payments under the swap that would offset, in whole or in part, such diminution in value; if interest rates fall, the Fund would likely lose money on the swap transaction. Swap agreements are stated at fair value. Notional principal amounts are used to express the extent of involvement in these transactions, but the amounts potentially subject to credit risk are much smaller. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective swap contracts in the event of default or bankruptcy of the Fund.

NOTE 5 — FAIR VALUE MEASUREMENTS

Various inputs are used to determine the value of the Fund’s investments. These inputs are categorized into three broad levels as follows:

•	Level 1 — Prices are determined using inputs from unadjusted quoted prices from active markets (including securities actively traded on a securities exchange) for identical assets.

•

Level 2 — Prices are determined using significant observable market inputs other than unadjusted quoted prices, including quoted prices of similar securities, fair value adjustments to quoted foreign securities, interest rates, credit risk, prepayment speeds, and other relevant data.

•

Level 3 — Prices reflect unobservable market inputs (including the Fund’s own judgments about assumptions market participants would use in determining fair value) when observable inputs are unavailable.

Debt securities are valued based upon evaluated prices received from an independent pricing service or from a dealer or broker who makes markets in such securities. Pricing services utilize various observable market data and as such, debt securities are generally categorized as Level 2. The levels are not necessarily an indication of the risk or liquidity of the Funds’ investments. Transfers between the levels for investment securities or other financial instruments are measured at the end of the reporting period.

The following is a summary of the inputs used in valuing the Fund’s holdings at fair value:

	Level 1	Level 2	Level 3	Total
Assets:
Corporate Bonds	$—	$426,241,697	$—	$426,241,697
Convertible Bonds	—	466,564,088	—	466,564,088
U.S. Government and Agency Security	—	1,768,069	—	1,768,069
Synthetic Convertible Securities (Corporate Bonds)	—	140,288,649	—	140,288,649
Synthetic Convertible Securities (U.S. Government and Agency Security)	—	582,023	—	582,023
Synthetic Convertible Securities (Purchased Options)	24,859,600	—	—	24,859,600
Convertible Preferred Stocks	102,311,531	56,572,754	—	158,884,285
Common Stocks	1,264,378,226	41,618,620	—	1,305,996,846
Warrants	3,919,177	—	—	3,919,177
Short Term Investment	14,292,958	—	—	14,292,958

Total	$1,409,761,492	$1,133,635,900	$—	$2,543,397,392

Liabilities:
Interest Rate Swaps	$—	$2,593,234	$—	$2,593,234

Total	$—	$2,593,234	$—	$2,593,234

ITEM 2. CONTROLS AND PROCEDURES.

a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

b) There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) Certification of Principal Executive Officer.

(b) Certification of Principal Financial Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CALAMOS STRATEGIC TOTAL RETURN FUND

By:	/S/ JOHN P. CALAMOS, SR.
NAME:	John P. Calamos, Sr.
TITLE:	Principal Executive Officer
DATE:	March 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

CALAMOS STRATEGIC TOTAL RETURN FUND

By:	/S/ JOHN P. CALAMOS, SR.
NAME:	John P. Calamos, Sr.
TITLE:	Principal Executive Officer
DATE:	March 24, 2014

By:	/S/ NIMISH S. BHATT
NAME:	Nimish S. Bhatt
TITLE:	Principal Financial Officer
DATE:	March 24, 2014